Common Stock and Warrants (Tables)	9 Months Ended
Sep. 30, 2022
Offsetting Assets [Line Items]
Schedule of outstanding warrants

	Warrants Issued					Total
Warrants issued	6,250,000	3,108,700	6,250,000	5,547,500	2,760,200	23,916,400
Broker warrants issued (1)	173,810	91,000	70,000	104,250	80,100	519,160
Issued date	May 21	Sep 21	Apr 22	Aug 22	Sep 22
Expiration date	May 24	May 24	Apr 25	Aug 24	Sep 24
Exercise price (Canadian $)	$0.15	$0.15	$0.15	$0.12	$0.12

Balance at December 31, 2020	0	0	0	0	0	0
Exercised	0	0	0	0	0	0
Issued	6,423,810	3,199,700	0	0	0	9,623,510
Expired	0	0	0	0	0	0
Balance at December 31, 2021	6,423,810	3,199,700	0	0	0	9,623,510
Exercised	0	0	0	0	0	0
Issued	0	0	6,320,000	5,651,750	2,840,300	14,812,050
Expired	0	0	0	0	0	0
Balance at September 30, 2022	6,423,810	3,199,700	6,320,000	5,651,750	2,840,300	24,435,560

(1)	Broker warrants expire 24 months from issue date

Warrant Liability [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	8/12/22	9/30/22
Risk free interest rate	3.25%	4.22%
Expected term (years)	2.0	1.9
Expected volatility	132%	129%

Warrant Liability One [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	8/31/22	9/30/22
Risk free interest rate	3.45%	4.22%
Expected term (years)	2.0	1.9
Expected volatility	132%	135%

Broker Warrants [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – broker warrants:	8/31/22
Risk free interest rate	3.45%
Expected term (years)	2.0
Expected volatility	132%

Warrant Liability Two [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	9/14/22	9/30/22
Risk free interest rate	3.78%	4.22%
Expected term (years)	2.0	1.9
Expected volatility	134%	136%

Broker Warrants One [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – broker warrants:	9/14/22
Risk free interest rate	3.78%
Expected term (years)	2.0
Expected volatility	134%

Warrant Liability Three [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	4/13/22	9/30/22
Risk free interest rate	2.57%	4.25%
Expected term (years)	3.0	2.5
Expected volatility	184%	145%

Broker Warrants Two [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – broker warrants:	4/13/22
Risk free interest rate	2.37%
Expected term (years)	2.0
Expected volatility	138%

Warrant Liability Four [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	9/30/21	12/31/21	9/30/22
Risk free interest rate	0.53%	0.97%	4.22%
Expected term (years)	2.7	2.4	1.7
Expected volatility	189%	191%	121%

Broker Warrants Three [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – broker warrants:	9/30/21
Risk free interest rate	0.28%
Expected term (years)	2.0
Expected volatility	196%

Warrant Liability Five [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – warrant liability:	5/25/21	12/31/21	9/30/22
Risk free interest rate	0.30%	0.97%	4.22%
Expected term (years)	3.0	2.4	1.7
Expected volatility	180%	189%	123%

Broker Warrants Four [Member]
Offsetting Assets [Line Items]
Schedule of assumptions used

Fair value assumptions – broker warrants:	5/25/21
Risk free interest rate	0.14%
Expected term (years)	2.0
Expected volatility	205%